Short-term and Long-term Borrowings - Schedule of Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short term borrowings	$ 1,226,413,556	¥ 7,979,414,522	¥ 4,183,230,858
Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	1,226,413,556	7,979,414,522	4,183,230,858
P2P Platforms [Member] | 6% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	12,205,158	79,410,422	3,141,161,270
Other Institutions [Member] | 5.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	188,639,925	1,227,347,947	177,019,905
Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	828,421,494	5,389,958,760	506,719,178
Private Financial Assets Trading Platform [Member] | 7.8% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 167,128,574	1,087,388,643	¥ 358,330,505
Bank [Member] | 5.70% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Term	1 year
Short term borrowings	$ 30,018,405	¥ 195,308,750
Minimum [Member] | P2P Platforms [Member] | 6% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	6.00%	6.00%
Term	28 days
Minimum [Member] | Other Institutions [Member] | 5.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	5.50%	5.50%
Term	27 days
Minimum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	6.00%	6.00%
Term	12 months
Minimum [Member] | Private Financial Assets Trading Platform [Member] | 7.8% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	7.80%	7.80%
Term	14 days
Maximum [Member] | P2P Platforms [Member] | 6% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%	12.00%
Term	27 months
Maximum [Member] | Other Institutions [Member] | 5.5% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%	12.00%
Term	698 days
Maximum [Member] | Trust Beneficiaries [Member] | 6% to 16% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	16.00%	16.00%
Term	24 months
Maximum [Member] | Private Financial Assets Trading Platform [Member] | 7.8% to 12% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	12.00%	12.00%
Term	365 days
Maximum [Member] | Bank [Member] | 5.70% | Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short term fixed annual rate	5.70%	5.70%